Apr. 09, 2018
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 28, 2018 TO THE
STATUTORY PROSPECTUS DATED APRIL 9, 2018, AS REVISED MAY 21, 2018,
AND THE SUMMARY PROSPECTUS DATED MAY 21, 2018 AS PREVIOUSLY
SUPPLEMENTED, OF

Invesco Raymond James SB-1 Equity ETF

Effective immediately, the table on page 34 of the Prospectus and page 5 of the Summary Prospectus, under the heading "Average Annual Total Returns for the Periods Ended December 31, 2017" in the section titled "Performance" for the Invesco Raymond James SB-1 Equity ETF is deleted and replaced with the following:

	1 Year	5 Years	10 Years
Return Before Taxes	13.02%	13.76%	8.78%
Return After Taxes on Distributions	13.02%	13.46%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares	7.37%	10.90%	7.10%
Raymond James SB-1 Equity Index(1) (reflects no deduction for fees, expenses or taxes)	13.74%	14.51%	N/A
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.01%	9.97%

(1)

Returns for the Raymond James SB-1 Equity Index (the "Index") are not shown for the ten-year period because the Index did not commence publication until September 2, 2008. The Claymore/Raymond James SB-1 Equity Fund, a closed-end fund that was reorganized into the Predecessor Fund, did not track the Index and therefore there are no Index returns prior to September 2, 2008.